UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Sales	$ 8,744,869	$ 11,943,904
Cost of sales	(7,007,751)	(10,796,299)
Gross profit	1,737,118	1,147,605
Operating expenses:
General and administrative	(1,257,167)	(1,153,066)
Selling and marketing	(329,644)	(454,841)
Research and development	(781,775)	(828,013)
Total operating expenses	(2,368,586)	(2,435,920)
Operating (loss) income	(631,468)	(1,288,315)
Other income (expenses):
Interest expenses, net	(136,575)	(64,588)
Rental income, net	77,775	109,449
Other income, net	167,406	145,952
Total other income (expenses), net	108,606	190,813
(Loss) income before income taxes	(522,862)	(1,097,503)
Income tax refund (provision)	6,207	38,963
Net (loss) income	(516,655)	(1,058,540)
Other comprehensive income:
Foreign currency translation adjustment	329,552	(476,440)
Total comprehensive loss	$ (187,103)	$ (1,534,980)
Earnings per share attributable to common shareholders:
Shares (in Shares)	50,588,235	28,000,000
(Loss) earnings per share (in Dollars per share)	$ (0.01)	$ (0.07)
Weighted average number of shares outstanding
Weighted average number of shares outstanding, Basic (in Shares)	50,588,235	14,923,923
Weighted average number of shares outstanding, Diluted (in Shares)	50,588,235	14,923,923